Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Taxes [Line Items]
Description of income tax	The applicable VAT rate is 13% and 6% for general taxpayers and 3% for small-scale taxpayer.
Pecentage of taxable income limitation	80.00%
Description of income tax law	In accordance with the relevant tax laws and regulations of Hong Kong, a company registered in Hong Kong is subject to income taxes within Hong Kong at the applicable tax rate on taxable income.
Preferential tax rate	15.00%
Preferential tax rate	0.00%
Annual taxable income description	For qualified small and low-profit enterprises, from January 1, 2023 to December 31, 2027, 25% of the first RMB 3.0 million of the assessable profit before tax is subject to the tax rate of 20%.
Net operating loss carrying forwards (in Dollars)	$ 44,858,585
Deferred tax assets valuation allowance (in Dollars)	$ 12,768,325	$ 10,693,306	$ 10,605,326	$ 3,936,504
SDH [Member]
Taxes [Line Items]
Preferential tax rate	15.00%
Sunrise Guizhou [Member]
Taxes [Line Items]
Preferential tax rate	15.00%
U.S [Member]
Taxes [Line Items]
Subject to federal income tax rate	21.00%
HONG KONG
Taxes [Line Items]
Subject to federal income tax rate	0.13%
Rate of income tax, description	From year of assessment of 2019/2020 onwards, Hong Kong profit tax rates are 8.25% on assessable profits up to HK$2,000,000, and 16.5% on any part of assessable profits over HK$2,000,000.
Net operating loss carrying forwards (in Dollars)	$ 511,057
CHINA
Taxes [Line Items]
Statutory income tax rate, percentage	25.00%
Annual taxable income description	For the years ended December 31, 2025, 2024 and 2023, some PRC subsidiaries are qualified small and low-profit enterprises as defined, and thus are eligible for the above preferential tax rates for small and low-profit enterprises.
Net operating loss carrying forwards (in Dollars)	$ 44,858,585
Minimum [Member] | CHINA
Taxes [Line Items]
Term of net operating loss carried forward	5 years
Maximum [Member] | CHINA
Taxes [Line Items]
Term of net operating loss carried forward	10 years